Details of Revenue by Major Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Customer 1
Revenue, Major Customer [Line Items]
Revenue	$ 30,732	$ 27,881	$ 25,915
Percent of total revenue	18.90%	22.60%	23.60%
Customer 2
Revenue, Major Customer [Line Items]
Revenue	28,504	20,776	19,670
Percent of total revenue	17.50%	16.80%	17.90%
Customer 3
Revenue, Major Customer [Line Items]
Revenue	21,812	17,287	12,496
Percent of total revenue	13.40%	14.00%	11.40%
Customer 4
Revenue, Major Customer [Line Items]
Revenue	21,549	15,445
Percent of total revenue	13.20%	12.50%
Customer 5
Revenue, Major Customer [Line Items]
Revenue	$ 17,934
Percent of total revenue	11.00%